GENERAL INFORMATION	12 Months Ended
Dec. 31, 2025
General Information
GENERAL INFORMATION	GENERAL INFORMATION
Kyivstar Group Ltd. (the "Company" and collectively with its subsidiaries referred to as "Kyivstar Group" or the "Group"), an exempted company limited by shares, was incorporated under the laws of Bermuda with registration number 202504557, in Bermuda on March 7, 2025. The registered office of the Company is Victoria Place, 31 Victoria Street, Hamilton, HM10, Bermuda. The principal place of business is located at Index Towers (East Tower), Unit 517, Dubai (DIFC), United Arab Emirates.
The Company was formed for the purpose of becoming the ultimate parent company following the transactions contemplated in the business combination agreement, dated March 18, 2025 (the "Business Combination Agreement" or the "BCA"), by and among the Company, Cohen Circle Acquisition Corp. I ("CC" or "Cohen Circle"), a special purpose acquisition company ("SPAC"), VEON Amsterdam B.V., Kyivstar Holdings B.V. (formerly VEON Holdings B.V.), and Varna Merger Sub Corp. ("Varna Merger Sub"). The Company’s Common Shares and Warrants are listed on the Nasdaq Stock Market under the symbols "KYIV" and "KYIVW," respectively.
On August 14, 2025, the Company and Cohen Circle consummated the Business Combination Agreement, as further explained below, pursuant to which (i) VEON Amsterdam B.V. contributed their shares in Kyivstar Holdings B.V. to the Company in exchange of the Company’s shares at a pre-determined exchange ratio, becoming the Company’s controlling shareholder (the "Capital Reorganization") and (ii) Cohen Circle’s shareholders contributed the net assets of Cohen Circle, which primarily consisted of cash and marketable securities held in trust and certain warrant liabilities in exchange for the Company’s shares via a merger with Varna Merger Sub (the "SPAC Merger"). Cohen Circle Acquisition Corp. subsequently changed its name to Kyivstar Cayman Corp. on August 14, 2025 and which ceased its existence as of January 28, 2026. Refer to Major developments during the year ended December 31, 2025 below and Note 9 for further details.
Kyivstar Group’s operations include the operations of the following entities (i) Kyivstar Group Ltd., (ii) Kyivstar Cayman Corp., (iii) Kyivstar Holdings B.V. ("Kyivstar Holdings") and (iv) JSC Kyivstar and its subsidiaries ("Kyivstar").
In April 2025, VEON Ltd. undertook a pre-transaction reorganization of Kyivstar Holdings (the "Reorganization"). This Reorganization was consummated through a Dutch legal demerger, as a result of which Kyivstar Holdings, which remains domiciled in the Netherlands, holds only Kyivstar and its subsidiaries and certain other select assets and liabilities. The Reorganization was completed on April 8, 2025. As mentioned above, following the Capital Reorganization, the Company became the parent of Kyivstar Holdings and the holding company of all operations of Kyivstar Group.
Kyivstar Holdings was established as a private company with limited liability under the laws of the Netherlands on June 29, 2009. The registered office and principal place of business of Kyivstar Holdings B.V. is located at Claude Debussylaan 88, 1082 MD Amsterdam, the Netherlands. VEON Amsterdam B.V. is the Company's immediate parent, with VEON Ltd. as the ultimate controlling shareholder or parent.

The main operating company in Kyivstar Group is JSC Kyivstar ("Kyivstar"). JSC Kyivstar was established and registered on September 3, 1997 under the laws of Ukraine. JSC Kyivstar’s registered legal address is at 53 Degtyarivska St. Kyiv 03113 Ukraine. JSC Kyivstar’s head office is located at the registered legal address and the principal place of JSC Kyivstar's business is its registered legal address. JSC Kyivstar has a main office in Kyiv, Ukraine.
JSC Kyivstar provides mobile connectivity services on 2G, 3G and 4G/LTE networks. Kyivstar also offers voice and data services on fixed networks, including mobile and fixed converged services in consumer and business segments. Its digital portfolio includes Kyivstar TV, offered on IPTV platforms as well as mobile, big data and technology services through Kyivstar.Tech, digital health services through Helsi, ride-hailing and delivery through Uklon, self-care application MyKyivstar and consumer cloud offerings as well as B2B services.
BASIS OF PRESENTATION
The SPAC Merger and Capital Reorganization has been accounted for with Cohen Circle being identified as the "acquired" entity for financial reporting purposes. Accordingly, the SPAC Merger has been accounted for as the equivalent of the Company issuing shares for the net assets of Cohen Circle, accompanied by a Capital Reorganization. Therefore, these annual consolidated financial statements have been presented as a continuation of Kyivstar Holdings and its subsidiaries as Kyivstar Holdings is considered the accounting predecessor.
These annual consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board, effective at the time of preparing the annual consolidated financial statements.
The consolidated financial statements have been prepared on a historical basis, except for certain financial instruments and other items that are measured at fair value, as disclosed in the relevant accounting policies. The consolidated income statement has been presented based on the nature of the expense, other than ‘Selling, general and administrative expenses’, which has been presented based on the function of the expense. Additional information on the nature of expenses is provided where relevant in the notes to the consolidated financial statements. Certain amounts reported in the annual consolidated income statement, statement of financial position and cash flows have been reclassified in order to conform to the current period presentation.
The annual consolidated financial statements have been prepared on a going concern basis. Due to the ongoing war between Russia and Ukraine, material uncertainties affecting the Group’s ability to continue as a going concern are discussed in detail at the end of this section.
These annual consolidated financial statements do not necessarily reflect what the consolidated results of operations, financial position, or cash flows would have been had the Group operated as a separate, independent legal entity during the periods presented. Further, these annual consolidated financial statements may not be indicative of the Group's future performance, financial position, or cash flows.

Prior to the consummation of the SPAC Merger and Capital Reorganization, the Group utilized combined carve-out accounting principles to prepare its financial statements. The carve-out financial statements were derived from the combined financial statements and accounting records of the entities that remained with the accounting predecessor subsequent to the Capital Reorganization. Under these carve-out principles, the financial statements reflected allocations of certain corporate expenses, assets, and liabilities that were not exclusively related to the Group 's operations.

These allocations were made on a basis management considered reasonable under the circumstances; however, they may not be indicative of the actual expenses that would have been incurred or the results that would have been achieved had the Group operated as a standalone entity during these periods. The allocated amounts may not reflect expenses the Group would have incurred on a standalone basis due to economies of scale, differing resource requirements, and other operational factors.

Allocated expenses primarily related to: (a) management services from Kyivstar's CEO and CFO under dual-employment arrangements, (b) VEON Executive Committee services, (c) Oracle ERP and software licenses under global contracts, and (d) shared services including tax, HR, corporate affairs, and financial reporting functions. Allocations were based on specifically identified costs, allocated based on revenues or usage-based methodologies considered reasonable by management. For the years ended December 31, 2025, 2024, and 2023, the total expenses allocated from VEON and affiliated entities amounted to US$-, US$22, and US$10, respectively.

Management believes it is not practicable to estimate the actual costs that would have been incurred had the Group been a standalone company during the periods presented. Additionally, these allocations may not be indicative of the expenses that the Group will incur in the future or would have incurred if the Group had obtained these services from an unrelated third party.

Subsequent to the closing of the SPAC Merger and Capital Reorganization, the annual consolidated financial statements are prepared based on the actual results of operations and financial position of the consolidated group as an independent company.

The comparative financial information in relation to the shares and basic and diluted earnings per share prior to the Business Combination have been retroactively recast as shares reflecting the exchange ratio established in the Capital Reorganization.
The functional currency of Kyivstar is Ukrainian Hryvnia ("UAH"), the currency of the primary economic environment in which Kyivstar operates. The annual consolidated financial statements are presented in United States dollars ("U.S. dollar" or "US$"). In these Notes, U.S. dollar amounts are presented in millions, except for share amounts and as otherwise indicated.
FOREIGN CURRENCY TRANSLATION
For the purpose of these annual consolidated financial statements, the assets and liabilities measured in the functional currency are translated into U.S. dollars at exchange rates prevailing on the balance sheet date, whereas income and expenses are generally translated into U.S. dollars at historical monthly average exchange rates. Foreign currency translation adjustments resulting from the process of translating financial statements into U.S. dollars are reported in other comprehensive income and accumulated within a separate component of Equity.
BASIS OF CONSOLIDATION
The annual consolidated financial statements comprise the financial statements of the Company and its subsidiaries. Subsidiaries are all entities (including structured entities) over which the Company has control. The table below shows the interests held by Kyivstar Group in its principal subsidiaries as of December 31:

	2025		2024
Name	Interest	Country of operation	Interest	Country of operation
JSC Kyivstar	99.995%	Ukraine	99.995%	Ukraine
LLC Kyivstar.Tech	100.00%	Ukraine	100.00%	Ukraine
LLC Helsi Ukraine *	97.99%	Ukraine	69.99%	Ukraine
LLC Lan Trace	100.00%	Ukraine	100.00%	Ukraine
LLC Uklon Corporate *	97.00%	Ukraine	—	—
LLC Uklon Tech *	97.00%	Ukraine	—	—
LLC Uklon Ltd *	97.00%	Cyprus	—	—
Uklon LLC (100.00% subsidiary of LLC Uklon Ltd)	100.00%	Uzbekistan	—	—
Kyivstar Holdings B.V.***	100.00%	Netherlands	—	—
Kyivstar Cayman Corp.**	100.00%	Cayman Islands	—	—
SUNVIN 11 LLC	100.00%	Ukraine	—	—
*In each of these subsidiaries, a symmetrical put and call option agreement for the remaining ownership interest exists. As a result, on each respective acquisition date, the Company determined that it had a present ownership interest in the remaining ownership percentage and has consolidated these subsidiaries fully at 100%.
**The entity was liquidated on January 28, 2026.

***Name of VEON Holdings B.V. has been changed to Kyivstar Holdings B.V., effective February 10, 2026.

In December 2024, JSC Kyivstar entered into a share-purchase agreement to acquire 100% of the equity interests of LLC "Lan Trace," an entity who provides internet and TV services in the city of Boryspil and 17 other towns within the Kyiv region, Ukraine to expand its digital portfolio. The purchase price was US$2.
On March 19, 2025 JSC Kyivstar signed a share purchase agreement ("SPA") to acquire Uklon, consisting of 97% of LLC Uklon Corporate, LLC Uklon Tech, and LLC Uklon Ltd. and its 100% subsidiary Uklon LLC, a leading Ukrainian ride-hailing and delivery platform for a purchase consideration of US$158. JSC Kyivstar also entered into a symmetrical put and call option agreement for the remaining 3% interest in Uklon, which may be exercised within three years of closing. The transaction closed on April 2, 2025. Refer to Note 9 for further details.
In May 2025, Kyivstar further increased its ownership of Helsi Ukraine to 97.99% for US$10. Refer to "major developments during twelve-month period ended December 31, 2025" for more details. JSC Kyivstar previously acquired a controlling share (69.99%) of Helsi Ukraine, an entity in the IT e-health sector in August 2022 for US$15.
On December 16, 2025 JSC Kyivstar signed an agreement to acquire 100% of SUNVIN 11 LLC for US$8.
The annual consolidated financial statements comprise the financial statements of the Company and its subsidiaries. Subsidiaries are all entities (including structured entities) over which the Company has control.

Intercompany transactions, balances and unrealized gains or losses on transactions between Kyivstar Group companies are eliminated. When necessary, amounts reported by subsidiaries have been adjusted to conform with Kyivstar Group’s accounting policies.
SIGNIFICANT ACCOUNTING JUDGMENTS

The preparation of these consolidated financial statements has required management to apply accounting policies and methodologies based on complex and subjective judgments, as well as estimates based on past experience and assumptions determined to be reasonable and realistic based on the related circumstances. The use of these judgments, estimates and assumptions affects the amounts reported in these consolidated financial statements. The final amounts for items for which estimates and assumptions were made in the consolidated financial statements may differ from those reported in these statements due to the uncertainties that characterize the assumptions and conditions on which the estimates are based.

GOING CONCERN
As of March 16, 2026, the war in Ukraine is ongoing, millions of people have fled Ukraine, and the country has sustained significant damage to infrastructure and assets. Currently, we have 22.4 million subscribers in Ukraine, where they are supported by approximately 5,189 employees. Kyivstar Group’s priority is to protect the safety and well-being of our employees and their families. We have developed and, in some cases, implemented additional contingency plans to relocate work and/or personnel who are integral to the provision of essential communication services to other geographies and add new locations, as appropriate. As of March 16, 2026, most of our Ukraine subsidiary’s employees remain in the country.
The war has resulted in events and conditions that may cast significant doubt on the Company’s ability to continue as a going concern:
•We may need to record future impairment charges in Ukraine, which could be material, if the war continues or escalates and/or due to macroeconomic conditions.
•As of March 16, 2026, the Company continues to conclude that neither VEON Ltd. nor any of its subsidiaries is targeted by sanctions imposed by any of the United States, European Union (and individual EU member states) and the United Kingdom. However, the interpretation and enforcement of these sanctions and counter-sanctions may result in unanticipated outcomes and could give rise to material uncertainties, which could complicate our business decisions. For example, to protect U.S. foreign policy and national security interests, the U.S. government has broad discretion to at times impose a broad range of extraterritorial "secondary" sanctions under which non-U.S. persons carrying out certain activities may be penalized or designated as sanctioned parties, even if the activities have no ties, contact with, or nexus to the United States or the U.S. financial system at all. These secondary sanctions could be imposed on the Company or any of the Company’s subsidiaries if they were to engage in activity that the U.S. government determined was undertaken knowingly and rose to the level of material or significant support to, for, or on behalf of certain sanctioned parties.
•Ukraine has also implemented and may implement further sanctions or measures on individuals or entities with close ties to Russia, which may negatively impact Kyivstar if VEON is considered by local Ukrainian authorities as being a company controlled by sanctioned persons. In October 2023, VEON received notification from local custodian that the following percentages of the corporate rights in our Ukrainian subsidiaries have been frozen: (i) 47.85% of Kyivstar, (ii) 100% of Ukraine Tower Company ("UTC"), a related party to the Company, (iii) 100% of Kyivstar.Tech, and (iv) 69.99% of Helsi Ukraine. On November 29, 2024, the Shevchenkivskyi District Court of Kyiv ruled in favor of a request to unfreeze 47.85% of VEON’s corporate rights in Kyivstar and 100% of VEON’s corporate rights in its other Ukrainian subsidiaries. The decision fully removes the restrictions on VEON’s corporate rights imposed by Ukrainian courts on its wholly owned Kyivstar and other Ukrainian subsidiaries.
Management has taken actions to address the events and conditions that may cast significant doubt on the Company’s ability to continue as a going concern:
•We have implemented business continuity plans to address known contingency scenarios to ensure that we have adequate processes and practices in place to protect the safety of our people and to handle potential impacts to our operations in Ukraine.
•The Company actively engages with stakeholders, including suppliers, customers, and regulatory authorities, to proactively address potential disruptions. Diversification of supply chains and markets to reduce dependency on regions affected by the war is implemented where possible. Management also continues to review and update risk management policies to enhance resilience against the volatility stemming from the war.
•The Company continues to fund its operations for the next twelve months primarily through a combination of existing liquidity and anticipated proceeds from its customers, including cash & cash equivalents maintained outside Ukraine. As of December 31, 2025, the Company holds US$247 in cash and cash equivalents and US$208 of other liquid financial assets, providing a total available funding of approximately US$455, which significantly exceeds the Company’s projected operating expenditures for the next twelve months. The Company has no material unrelated party debts and therefore no unrelated party debt covenants. The resilience of the Company and its ability to generate strong cash flows has been proven through the full-scale war since 2022.
•Management is actively monitoring any new developments in applicable sanctions to ensure that we continue to be in compliance and to evaluate any potential impact on the Company’s financial performance, operations, and governance. Management has actively engaged with sanctions authorities where appropriate. Management is engaging with authorities in Ukraine to address any concerns they have about the ownership and management of Kyivstar and to provide all necessary assurances to confirm that sanctioned individuals, including any beneficial owners of LPE Middle East Limited (formerly L1T VIP Holdings S.à r.l., "LetterOne"), do not participate in the management of Kyivstar.
•On October 30, 2023, VEON announced that two appeals were filed with the relevant Ukrainian courts, challenging the freezing of the corporate rights in Kyivstar and UTC, noting that corporate rights in Kyivstar and UTC belong exclusively to VEON, and that their full or partial freezing or seizure directly violates the rights of VEON and its international debt and equity investors, and requesting the lifting of the freezing of its corporate rights in Kyivstar and UTC. In December 2023, the court rejected the Company’s appeals. On June 4, 2024, the CEO of VEON, in his capacity as a shareholder of VEON, filed a motion with Shevchenkivskiy District Court of Kyiv requesting cancellation of the freeze of corporate rights in the VEON group's subsidiary Ukraine Tower Company. On June 26, 2024, the motion was supplemented to request cancellation of the freezing of corporate rights in the VEON group's other Ukrainian subsidiaries: Kyivstar, Kyivstar.Tech and Helsi Ukraine. VEON continued its significant government affairs efforts to protect our assets in Ukraine. After the successful lifting of the court freeze of Kyivstar's shares on November 29, 2024, VEON is working with its local custodian to remove all remaining restrictions on Kyivstar and its Ukrainian subsidiaries corporate rights. VEON is pursuing steps to meet the conditions required by the local custodian to lift the stipulated freeze.
•On August 14, 2025, VEON closed the previously announced business combination agreement between Kyivstar Group Ltd. and Cohen Circle. In connection with the business combination agreement, Kyivstar Group Ltd. acquired all of the issued and outstanding shares of Kyivstar Holdings B.V. from VEON Amsterdam B.V. Following the closing of the BCA, on August 15, 2025, Kyivstar Group Ltd.’s Common Shares and Warrants commenced trading on the Nasdaq Stock Market (the "Listing") under the symbols "KYIV" and "KYIVW," respectively, making the Company the first and only pure-play Ukrainian investment opportunity in U.S. stock markets. The Listing has broadened the Company’s US and international shareholder base with over 10% of the Company's shares being traded publicly on the Nasdaq Global Select market.
The accompanying annual consolidated financial statements have been prepared on a going concern basis. In accordance with International Accounting Standards ("IAS") 1, Presentation of Financial Statements, the Company has determined that the aforementioned conditions and events, considered in the aggregate, may cast substantial doubt about the Company’s ability to continue as a going concern for at least 12 months after the date these annual consolidated financial statements were authorized for issuance. Management expects the actions it has taken or will take will mitigate the risk associated with the identified events and conditions. However, given the uncertainty and exogenous nature of the ongoing war and potential future imposed sanctions as well as potential new counter-sanctions, management concluded that a material uncertainty remains related to events or conditions that may cast significant doubt on the Company’s ability to continue as a going concern, such that it may be unable to realize its assets and discharge its liabilities in the normal course of business. As a U.S. SEC registrant, the Company is required to have its financial statements audited in accordance with Public Company Accounting Oversight Board ("PCAOB") standards. References in these IFRS financial statements to matters that may cast significant doubt about the Company’s ability to continue as a going concern also raise substantial doubt as contemplated by the PCAOB standards.

Major developments during the year ended December 31, 2025
Agreement with Starlink

During 2025, the Group expanded its Direct-to-Cell satellite connectivity service across Ukraine. More than 3 million of the Group’s 4G mobile subscribers utilized the service during the period. The initial commercial rollout enables the sending and receiving of SMS messages in areas where terrestrial mobile connectivity is unavailable. In January 2026, the Group announced the expansion of device compatibility to include iOS users. The expansion of satellite connectivity services did not have a material impact on the Group’s consolidated financial position, results of operations or cash flows for the year ended December 31, 2025.

Kyivstar Expands Digital Portfolio with Acquisition of Uklon, Ukraine’s Top Ride-Hailing Business

On March 19, 2025 JSC Kyivstar signed an agreement to acquire 97% of Uklon Group ("Uklon"), a leading Ukrainian ride-hailing and delivery platform for a purchase consideration of US$158. JSC Kyivstar also entered into a symmetrical put and call option agreement for the remaining 3% interest in Uklon, which may be exercised within three years of closing. The transaction closed on April 2, 2025.
This strategic acquisition marks Kyivstar’s expansion into a new area of digital consumer services in line with VEON’s digital operator strategy. For further details refer to Note 9.
VEON completes first phase of Share Buyback Program
On January 27, 2025, the US$30 first phase of VEON Ltd.'s share buyback program (as carried out by Kyivstar Holdings B.V.) was completed, resulting in an additional purchase of US$22 of VEON Ltd. shares. Subsequently, during the 12-month period ended December 31, 2025, all the shares purchased were transferred to VEON Amsterdam B.V. (refer to Note 14).

VEON completes reorganization of Kyivstar Holdings B.V.
On April 8, 2025, VEON announced that it had successfully completed the reorganization of Kyivstar Holdings B.V.
Bond repayments
Kyivstar Holdings B.V. repaid all of its 4.0% April 2025 U.S. Dollar denominated Notes (US$472) and 6.3% June 2025 Russian Ruble denominated Notes (US$100 (RUB7,840)), on April 9, 2025 and June 18, 2025, respectively, prior to its acquisition by Kyivstar Group Ltd.
Kyivstar increases ownership stake in Helsi
In May 2025, Kyivstar and LLC "UKRAINIAN INVESTMENT PLATFORM," representing 26.9% ownership together with other minority stakeholders representing 1.1% ownership in Helsi, negotiated an agreement to buy out the ownership stake of these parties for US$10. Simultaneously the parties also terminated the existing put and call option agreements to the extent representing the stake of these parties, resulting in partial derecognition of the put option liability. At the same time Kyivstar agreed to terms with the remaining 2.01% shareholders based on the terms of the originally entered put and call option agreement.
Share capital
On July 8, 2025, the Company increased its authorized share capital by US$654,300 to US$2,654,300. Immediately following the share capital increase, the Company’s authorized share capital consists of US$2,654,300, divided into 265,430,000 Common Shares, par value US$0.01 per share.
Completion of Business Combination Agreement
On July 10, 2025, VEON and Cohen Circle announced the execution of non-redemption agreements ("NRAs"), totaling approximately US$52.5 with accredited institutional investors, securing the minimum US$50 cash condition for the proposed Business Combination Agreement.
On August 12, 2025, the shareholders of CC voted to approve and adopt the Business Combination Agreement and to approve and authorize CC to merge with Varna Merger Sub. In connection with the vote to approve the Business Combination Agreement and the SPAC Merger, holders of 5,847,015 shares of CC Class A Ordinary Shares exercised their right to redeem their shares for cash at a redemption price of approximately US$10.40 per share, for a total aggregate redemption amount of US$61 resulting in a total of 17,152,985 Cohen Circle public ordinary shares remaining issued and outstanding as of the Closing Date.
On August 14, 2025, the Company consummated the Business Combination Agreement (the "Closing"). In connection with the Business Combination Agreement, the Company acquired all of the issued and outstanding shares of Kyivstar Holdings B.V. from VEON Amsterdam B.V. in exchange for 206,942,440 newly issued Kyivstar Group Ltd. Common Shares and a Loan Note Payable in the amount of US$178. Further, on August 14, 2025, Varna Merger Sub merged with and into CC with CC being the surviving corporation of the SPAC Merger and becoming a wholly owned subsidiary of the Company. The Company effectively acquired CC’s Net Assets of approximately US$162, consisting predominantly of US$178 in cash and US$16 in liabilities via the SPAC Merger.
At the Closing, each share of CC Class A Ordinary Shares issued and outstanding immediately prior to the Closing was automatically surrendered and exchanged for 23,163,338 newly issued Kyivstar Group Ltd. Common Shares. Further, 757,745 of the Company’s Common Shares were, pursuant to the NRAs, issued to certain holders of Cohen Circle Class A Ordinary Shares who were parties to the NRAs in consideration of such holders agreeing (i) to vote their Cohen Circle Class A Ordinary Shares in favor of the Transactions and (ii) not to redeem such Cohen Circle Class A Ordinary Shares.
At the Closing, each of the 7,666,629 issued and outstanding CC Warrants were automatically surrendered and exchanged for 7,666,629 Kyivstar Group Warrants.
Following the Closing, on August 15, 2025, the Company’s Common Shares and Warrants commenced trading on the Nasdaq Stock Market under the symbols "KYIV" and "KYIVW," respectively, with VEON Amsterdam B.V. holding 89.6% of the outstanding shares. As of December 31, 2025, VEON Amsterdam B.V.'s ownership interest remained unchanged at 89.6% of the Company'' outstanding Common Shares.
Appointment of management and board
Effective June 1, 2025, Boris Dolgushin was appointed as Chief Financial Officer of the Company.
On August 14, 2025, the Company appointed Kaan Terzioğlu as Executive Chairman and Director, and Oleksandr Komarov as President. The Company also appointed Serdar Çetin, Betsy Z. Cohen, Augie K. Fabela II, Rt Hon Sir Brandon Lewis CBE, Burak Ozer, Duncan Perry, Michael R. Pompeo, Dmytro Shymkiv and Michiel Soeting as the directors of the Company.
Kyivstar Invests in Renewable Energy in Ukraine
On December 15, 2025 JSC Kyivstar acquired 100% of SUNVIN 11 LLC for total consideration of US$8, a solar power company, adding 12.9 MW of solar generation to its energy resilience investments and marks Kyivstar first investment to its resilience investments.

Major developments during the year ended December 31, 2024
Cybersecurity Incident in Ukraine
The cybersecurity incident reported during 2023 had a significant impact for the year ended December 31, 2024 associated with the revenue loss arising from the customer loyalty measures taken by Kyivstar in order to compensate for the inconvenience caused during the disruptions. The impact of these offers on operating revenue in 2024 was US$46.